Document and Entity Information	Jun. 16, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001111711
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 16, 2023
Entity Registrant Name	NiSource Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-16189
Entity Tax Identification Number	35-2108964
Entity Address, Address Line One	801 East 86th Avenue
Entity Address, City or Town	Merrillville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46410
City Area Code	(877)
Local Phone Number	647-5990
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NI
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th ownership interest in a share of 6.50% Series B Fixed-Rate Reset Cumulative Redeemable Perpetual
Trading Symbol	NI PR B
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Corporate Units
Trading Symbol	NIMC
Security Exchange Name	NYSE